SHARE-BASED COMPENSATION (Details 12)	1 Months Ended	12 Months Ended
	Dec. 17, 2020	Jun. 27, 2020	Jun. 29, 2019
Weighted Average Expected Annual Dividend Yield	0.00%
Weighted Average Risk Free Annual Interest Rate	0.09%
Weighted Average Expected Stock Price Volatility	91.82%
Weighted Average Expected Life of Warrants	1 year
Subordinate Voting Shares [Member] | Warrants [Member]
Weighted Average Expected Annual Dividend Yield		0.00%	0.00%
Weighted Average Risk Free Annual Interest Rate		0.16%	2.20%
Weighted Average Expected Stock Price Volatility		111.76%	88.19%
Weighted Average Expected Life of Warrants		9 months 18 days	1 year